CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Voyage Revenues	$ 124,179	$ 100,393
Voyage Expenses	(73,908)	(64,835)
Vessel Operating Expenses	(33,383)	(34,053)
Depreciation Expense	(25,389)	(34,479)
Impairment and Loss on Disposal of Vessels	(1,146)	0
General and Administrative Expenses	(9,355)	(7,168)
Net Operating Loss	(19,002)	(40,142)
Interest Expense	(11,713)	(13,321)
Other Financial Expense	(225)	(255)
Total Other Expenses	(11,938)	(13,576)
Net Loss Before Income Taxes	(30,940)	(53,718)
Income Tax Expense	0	0
Net Loss	$ (30,940)	$ (53,718)
Basic Loss per Share (in dollars per share)	$ (0.16)	$ (0.35)
Diluted Loss per share (in dollars per share)	$ (0.16)	$ (0.35)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	196,118,802	153,746,698
Diluted Average Number of Common Shares Outstanding (in shares)	196,118,802	153,746,698